Defined Benefit Pension Plan - Schedule of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other changes recognized in other comprehensive (income) loss
Deferred tax expense (benefit)							$ (263)	$ 81	$ 23
Total recognized in accumulated other comprehensive (income) loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(1,011)	305	87
Pension Plan
Components of net periodic pension cost:
Service cost							786	998	911
Interest cost							1,141	1,042	1,159
Expected return on plan assets							(1,539)	(1,612)	(1,938)
Amortization of prior service costs							0	0	0
Amortization of net loss							309	393	488
Net periodic pension costs							697	821	620
Other changes recognized in other comprehensive (income) loss
Net loss							1,589	7	378
Amortization of net loss							(309)	(393)	(488)
Deferred tax expense (benefit)							(269)	81	23
Total recognized in accumulated other comprehensive (income) loss							1,011	(305)	(87)
Total recognized in net periodic pension costs and other comprehensive loss							$ 1,708	$ 516	$ 533